Net Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Earnings / (Loss) Per Share - Basic [Abstract]
Net earnings / (loss) available to common shareholders	$ 63.6	$ 79.6	$ 72.7	$ 35.7	$ (350.4)	$ 51.3	$ 32.7	$ 2.8	$ 251.6	$ (263.6)	$ (9.2)
Weighted-average common shares outstanding - basic (in shares)									81,600,000	81,000,000	78,300,000
Net earnings / (loss) per share - basic (in dollars per share)	$ 0.79	$ 0.97	$ 0.89	$ 0.44	$ (4.29)	$ 0.63	$ 0.40	$ 0.04	$ 3.08	$ (3.26)	$ (0.12)
Net Earnings / (Loss) Per Share - Diluted [Abstract]
Net earnings / (loss) available to common shareholders	$ 63.6	$ 79.6	$ 72.7	$ 35.7	$ (350.4)	$ 51.3	$ 32.7	$ 2.8	$ 251.6	$ (263.6)	$ (9.2)
Weighted-average common shares outstanding - basic (in shares)									81,600,000	81,000,000	78,300,000
Effect of dilutive securities - stock options (in shares)									700,000	0	0
Effect of other share-based awards (in shares)									500,000	0	0
Weighted-average common shares outstanding - diluted (in shares)									82,800,000	81,000,000	78,300,000
Net earnings / (loss) per share - diluted (in dollars per share)	$ 0.78	$ 0.97	$ 0.87	$ 0.43	$ (4.29)	$ 0.62	$ 0.40	$ 0.04	$ 3.04	$ (3.26)	$ (0.12)
Stock-based awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of Net Earnings Per Share (in shares)									3,074,000	6,583,000	6,231,000
Exercise price range, minimum (in dollars per share)									$ 52	$ 11	$ 9
Exercise price range, maximum (in dollars pre share)									$ 93	$ 93	$ 93
Weighted-average remaining life (in years)	6.3				5.8				6.3	5.8	6.2